Derivative Financial Instruments - Summary of Financial Assets and Financial Liabilities Measured and Recognised at Fair Value (Detail) ₺ in Thousands, € in Thousands, ¥ in Thousands, $ in Thousands			12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 TRY (₺)	Dec. 31, 2024 TRY (₺)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 TRY (₺)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)
Disclosure of financial assets and liabilities measured at fair value [line items]
Net derivative financial assets (liabilities) used for hedge accounting							₺ 1,814,532
Net derivative financial assets (liabilities) used for trading				₺ 1,463,003			424,047
Participating cross currency swap contracts [member] | EUR
Disclosure of financial assets and liabilities measured at fair value [line items]
Net derivative financial assets (liabilities) used for trading, notional | €	€ 156,539	€ 40,060
Net derivative financial assets (liabilities) used for trading				563,282			362,496
Maturity, trading	October 2025 -April 2026	April 2026
Participating cross currency swap contracts [member] | USD
Disclosure of financial assets and liabilities measured at fair value [line items]
Net derivative financial assets (liabilities) used for hedge accounting, notional | $								$ 124,186
Net derivative financial assets (liabilities) used for hedge accounting							818,486
Maturity date, Derivatives used for hedging		April 2026
Hedge ratio, Derivatives used for hedging			1
Change in intrinsic value of outstanding hedging instruments			₺ (970)
Net derivative financial assets (liabilities) used for trading, notional | $					$ 91,894			18,000
Net derivative financial assets (liabilities) used for trading				484,368			104,680
Maturity, trading	November 2025 -April 2026	November 2025
Participating cross currency swap contracts one | EUR
Disclosure of financial assets and liabilities measured at fair value [line items]
Net derivative financial assets (liabilities) used for hedge accounting, notional | €		€ 167,000
Net derivative financial assets (liabilities) used for hedge accounting							374,358
Maturity date, Derivatives used for hedging		October 2025
Hedge ratio, Derivatives used for hedging			1
Change in intrinsic value of outstanding hedging instruments			₺ (6,087)
Participating cross currency swap contracts two [member] | EUR
Disclosure of financial assets and liabilities measured at fair value [line items]
Net derivative financial assets (liabilities) used for hedge accounting, notional | €		€ 38,057
Net derivative financial assets (liabilities) used for hedge accounting							35,393
Maturity date, Derivatives used for hedging		April 2026
Hedge ratio, Derivatives used for hedging			1
Change in intrinsic value of outstanding hedging instruments			₺ (277)
Cross currency swap contracts | USD
Disclosure of financial assets and liabilities measured at fair value [line items]
Net derivative financial assets (liabilities) used for trading, notional | $					4,000			8,000
Net derivative financial assets (liabilities) used for trading				113,643			267,255
Maturity, trading	November 2025	November 2025
Cross currency swap contracts | CNY
Disclosure of financial assets and liabilities measured at fair value [line items]
Net derivative financial assets (liabilities) used for hedge accounting, notional | ¥									¥ 81,162
Net derivative financial assets (liabilities) used for hedge accounting							447,275
Maturity date, Derivatives used for hedging		April 2026
Hedge ratio, Derivatives used for hedging			1
Change in intrinsic value of outstanding hedging instruments			₺ 190,846
Net derivative financial assets (liabilities) used for trading, notional | ¥						¥ 67,141			¥ 19,425
Net derivative financial assets (liabilities) used for trading				273,946			102,561
Maturity, trading	April 2026	April 2026
Interest rate swap contracts | USD
Disclosure of financial assets and liabilities measured at fair value [line items]
Net derivative financial assets (liabilities) used for hedge accounting, notional | $								90,135
Net derivative financial assets (liabilities) used for hedge accounting							139,020
Maturity date, Derivatives used for hedging		April 2026
Hedge ratio, Derivatives used for hedging			1
Net derivative financial assets (liabilities) used for trading, notional | $					108,911			64,655
Net derivative financial assets (liabilities) used for trading				73,168			34,234
Maturity, trading	April 2026- April2033	April 2026
Interest rate swap contracts | TRY
Disclosure of financial assets and liabilities measured at fair value [line items]
Net derivative financial assets (liabilities) used for trading, notional							600,000
Net derivative financial assets (liabilities) used for trading							(25,787)
Maturity, trading	-	Octomber 2026
FX swap contract | EUR
Disclosure of financial assets and liabilities measured at fair value [line items]
Net derivative financial assets (liabilities) used for trading, notional | €	€ 10,103
Net derivative financial assets (liabilities) used for trading				(9,598)
Maturity, trading	January 2025
FX swap contract | USD
Disclosure of financial assets and liabilities measured at fair value [line items]
Net derivative financial assets (liabilities) used for trading, notional | $								353,972
Net derivative financial assets (liabilities) used for trading							(214,564)
Maturity, trading	-	February 2024
FX swap contract | CNY
Disclosure of financial assets and liabilities measured at fair value [line items]
Net derivative financial assets (liabilities) used for trading, notional | ¥						¥ 290,949
Net derivative financial assets (liabilities) used for trading				26,277
Maturity, trading	February 2025	-
Currency forward contracts | EUR
Disclosure of financial assets and liabilities measured at fair value [line items]
Net derivative financial assets (liabilities) used for trading, notional | €	€ 20,000	€ 10,000
Net derivative financial assets (liabilities) used for trading				(796)			(28,740)
Maturity, trading	November 2025	January 2024
Currency forward contracts | USD
Disclosure of financial assets and liabilities measured at fair value [line items]
Net derivative financial assets (liabilities) used for trading, notional | $					$ 405,000			$ 334,900
Net derivative financial assets (liabilities) used for trading				₺ (61,287)			₺ (178,088)
Maturity, trading	January-December2025	March 2024